Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Amount increased in fixed assets	$ 174,161
Payments paid by cash	91,649	$ 17,034	$ 42,276	$ 33,554
Debt instrument, face amount	$ 71,758
Debt instrument, payment term	Financed with a term of 2 years.
Debt instrument, payments	$ 3,638
Depreciation and amortization expense	41,356	$ 18,480		$ 19,744
Debt Financed Value [Member]
Debt instrument, face amount	82,512
Leasehold Improvements [Member]
Amount increased in fixed assets	47,609
Furniture and Fixtures [Member]
Amount increased in fixed assets	24,060
Equipment [Member]
Amount increased in fixed assets	$ 102,492